Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Schedule of information on the nature of expenses recognized in the consolidated statement of profit or loss

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

.	December 31, 2022	December 31, 2021	December 31, 2020
Employee expenses	(1,573,253)	(1,010,989)	(628,699)
Third-party services and other inputs	(120,742)	(65,023)	(55,660)
Short-term leases	(7,497)	(5,922)	(4,669)
Insurance	(15,045)	(3,214)	(883)
Travel expenses	(13,396)	(4,156)	(8,656)
Depreciation and amortization(a)	(94,558)	(48,354)	(29,882)
Training	(6,788)	(4,353)	(1,863)
Share-based compensation(b) (note 21)	(5,486)	(2,531)	(934)
Consulting(c)	(18,480)	(9,177)	(446)
Expected credit loss	(329)	(497)	(196)
Impairment of intangible assets (note 14)	-	(21,895)	-
Other post-acquisition expenses (d)	(25,650)	-	-
Surplus of indemnity	-	-	18
Other costs and expenses	(32,568)	(23,663)	(16,405)
Total	(1,913,792)	(1,199,774)	(748,275)
Disclosed as:
Costs of services provided	(1,425,219)	(935,732)	(600,866)
Selling expenses	(163,871)	(89,654)	(65,093)
General and administrative expenses	(315,915)	(151,681)	(81,161)
Research and technological innovation expenses	-	(4)	(3,462)
Impairment loss on trade receivables and contract assets	(329)	(497)	(196)
Other income (expenses) net	(8,458)	(22,206)	2,503
Total	(1,913,792)	(1,199,774)	(748,275)

(a)	Depreciation and amortization include R$40,968 (R$31,884 as of December 31, 2021 and R$24,089 as of December 31, 2020) classified as cost of services; R$10,521 (R$9,365 as of December 31, 2021 and R$5,793 as of December 31, 2020) as general and administrative expenses, and R$43,069 (R$7,105 as of December 31, 2021) regarding intangible assets acquired in business combination as general and administrative expenses.
(b)	Share-based compensation includes R$4,235 (R$1,930 as of December 31, 2021 and R$139 as of December 31, 2020) classified as cost of services and R1,251 (R$600 as of December 31, 2021 and R$795 as of December 31, 2020) as expenses.
(c)	Consulting expenses includes R$18,335 (R$6,957 as of December 31, 2021 and R$446 as of December 31, 2020) related to acquisitions and R$2,220 as of December 31, 2021 referring to costs directly attributable to secondary public share offering.
(d)	Other post-acquisition expenses include the fair value adjustment on account payable for business combination (R$11,497) and other expenses related to the obligation of business combination (R$11,153).

Schedule of other income (expenses), net
.	December 31, 2022	December 31, 2021	December 31, 2020
Costs attributable to secondary offering	-	(2,220)	-
Impairment of intangible assets (note 14)	-	(21,895)	-
Government grant	1,141	2,481	1,571
Fair value adjustment on account payable for business combination	(11,497)	-	-
Other	1,898	(572)	932
	(8,458)	(22,206)	2,503